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[Genworth Financial Logo]

                                                        Genworth Life & Annuity

                                                         6610 West Broad Street
                                                             Richmond, VA 23230

July 19, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0506

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Subject:                               Genworth Life & Annuity VA Separate Account 2
                                       Genworth Life and Annuity Insurance Company
                                       Post-Effective Amendment No. 9 Under the Securities Act of 1933
                                       Amendment No. 43 Under the Investment Company Act of 1940
                                       File Nos. 333-143407; 811-21892
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Ladies and Gentlemen:

On behalf of Genworth Life and Annuity Insurance Company (the "Company") and its Genworth Life & Annuity VA Separate Account 2 (the "Separate Account"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing procedures and pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"), one complete copy of Post-Effective Amendment No. 9 under the 1933 Act and Amendment No. 43 under the Investment Company Act of 1940 to the above-referenced Registration Statement on Form N-4 (the "Post-Effective Amendment").

The purpose of this Post-Effective Amendment is to update certain features of two optional riders offered in the contract. For the Income Protector rider, we are updating certain Withdrawal Factor Percentages for contracts issued on or after the launch date, which is contemplated for September 13, 2010. The filing includes disclosure to this effect, including updated examples. For the Rollup Death Benefit Rider, we are updating the annual rollup and withdrawal factor and the last available "rollup" date for contracts issued on or after the launch date, which is contemplated for September 13, 2010. The filing includes disclosure to this effect, including updated examples.

Based on the foregoing, we request that the Registration Statement receive selective review. We anticipate requesting acceleration of the effective date of the registration statement to a date on or before September 13, 2010.

The original, manually signed paper version of the Registration Statement will be maintained on file with the Company.

Should you have any questions with regard to this filing, please do not hesitate to contact me at 804.289.3545 or by e-mail at michael.pappas@genworth.com.

Sincerely,

/s/  Michael D. Pappas
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Michael D. Pappas
Associate General Counsel

Cc:  Mark Cowan
Office of Insurance Products